ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-EXEMPT MONEY FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in $000s)
MUNICIPAL SECURITIES 101.5%
Alabama 1.5%
Birmingham, GO, 5.25%, 5/1/08	2,110	2,126
Birmingham Water & Sewer, VRDN, 3.68%, 1/1/33 (1)	3,600	3,600
Eclipse Funding, Univ. of Alabama Board of Trustees, VRDN
3.64%, 9/1/36 (2)	10,000	10,000
		15,726
Arizona 2.1%
City of Tempe Transportation Excise Tax, VRDN, 3.62%, 7/1/37	10,000	10,000
Phoenix, GO, VRDN, 3.67%, 7/1/21	2,060	2,060
Salt River Project Agricultural Improvement & Power, VRDN
3.64%, 1/1/31	7,440	7,440
Salt River Project Agricultural Improvement & Power, VRDN
3.68%, 1/1/37	2,862	2,862
		22,362
Arkansas 0.3%
Arkansas, Federal Highway Grant, GO, 4.00%, 8/1/08	2,100	2,104
Arkansas, Federal Highway Grant, GO, 5.50%, 8/1/08	1,075	1,087
		3,191
Colorado 1.1%
Colorado HFA, Catholic Health Initiatives, VRDN, 3.68%, 9/1/40	6,230	6,230
Colorado Housing Fin. Auth., VRDN, 3.62%, 4/1/38	3,200	3,200
Denver City & County, W.W. Grainger, VRDN
3.70%, 12/1/09	2,190	2,190
		11,620
Delaware 1.8%
Delaware HFA, Beere Medical Center, VRDN, 3.60%, 6/1/30	19,770	19,770
		19,770
District of Columbia 2.2%
District of Columbia, AARP Foundation, VRDN, 3.59%, 10/1/34	4,700	4,700
District of Columbia, GO, VRDN, 3.61%, 6/1/26 (3)	5,100	5,100
District of Columbia, Maret School, VRDN, 3.60%, 10/1/33	3,225	3,225
District of Columbia, MERLOTS, GO, VRDN, 3.67%, 6/1/26 (3)	10,000	10,000
		23,025
Florida 8.1%
Eclipse Funding Trust, Orlando-Orange Expressway Auth., VRDN
3.64%, 7/1/37 (3)	14,000	14,000
Florida Board of Ed., GO, VRDN, 3.66%, 6/1/15	4,000	4,000
Florida Board of Ed., GO, VRDN, 3.86%, 6/1/13 (4)	3,400	3,400
Florida Dept. of Environmental Protection, 5.75%, 7/1/08 (4)	1,230	1,245
Gainesville Regional Utilities, VRDN, 3.63%, 10/1/36	10,000	10,000
Highlands County HFA, Adventist Health Sunbelt, VRDN
3.61%, 11/15/09	2,835	2,835
Hillsborough County IDA, Goodwill Industries-Suncoast, VRDN
3.60%, 11/1/21	4,700	4,700
Merrill Lynch P-Floats, Baptist Health, VRDN, 3.77%, 8/15/42	8,375	8,375
Merrill Lynch P-Floats, Florida Board of Ed., GO, VRDN
3.77%, 6/1/28	10,995	10,995
South Miami HFA, Baptist Health, VRDN, 3.66%, 8/15/37	10,660	10,660
South Miami HFA, Baptist Health, VRDN, 3.66%, 8/15/42	4,665	4,665
Tampa Bay Water, VRDN, 3.77%, 10/1/29 (4)	2,000	2,000
USF Fin. Corp., Univ. Medical Service Assn., VRDN
3.61%, 7/1/37	4,500	4,500
West Orange Healthcare Dist., VRDN, 3.60%, 2/1/22	4,700	4,700
		86,075
Georgia 4.2%
Atlanta Airport Revenue, VRDN, 3.68%, 1/1/33 (3)	1,835	1,835
Atlanta Water & Sewer Revenue, VRDN, 3.65%, 11/1/41 (3)	3,100	3,100
Atlanta Water & Sewer Revenue, VRDN, 3.86%, 11/1/16 (4)	4,500	4,500
Coweta County Dev. Auth., City of Newnan, VRDN
3.66%, 7/1/24 (1)	5,100	5,100
DeKalb County Water & Sewer, VRDN, 3.75%, 10/1/35	6,615	6,615
DeKalb Private Hosp. Auth., Children’s Health Care System
VRDN, 3.61%, 12/1/28	1,925	1,925
Georgia, GO, VRDN, 3.66%, 7/1/10	9,970	9,970
Georgia, GO, VRDN, 3.66%, 6/1/12	2,340	2,340
Georgia Private Colleges & Univ., Emory Univ., TECP
3.58%, 3/6/08	2,750	2,750
Georgia Road & Tollway Auth., Federal Highway Grant
5.00%, 6/1/08	7,000	7,051
		45,186
Illinois 8.1%
Chicago, GO, 3.64%, 2/20/09 (Tender 12/6/07)	3,650	3,650
Chicago, GO, VRDN, 3.75%, 1/1/27 (3)	14,960	14,960
Eclipse Funding Trust, GO, VRDN, 3.63%, 3/1/12 (2)(5)	400	400
Eclipse Funding Trust, State Toll Highway Auth., VRDN
3.64%, 1/1/31 (3)	9,985	9,985
Illinois, GO, 5.25%, 8/1/08	1,360	1,374
Illinois, GO, VRDN, 3.67%, 11/1/12 (2)	2,000	2,000
Illinois, Sales Tax, 5.25%, 6/15/08	2,900	2,924
Illinois EFA, Univ. of Chicago, 4.00%, 7/1/36 (Tender 7/1/08)	2,235	2,238
Illinois Sales Tax, 5.00%, 6/15/08	1,050	1,059
Lehman FR/RI Trust, VRDN, 3.77%, 12/1/38	4,900	4,900
Lehman FR/RI Trust, Metropolitan Water Reclamation Dist. of
Chicago, GO, VRDN, 3.72%, 12/1/32	6,295	6,295
Merrill Lynch P-Floats, Metropolitan Water Reclamation Dist. of
Chicago, GO, VRDN, 3.67%, 12/1/35	4,000	4,000
Metropolitan Water Reclamation Dist. of Chicago, GO, VRDN
3.66%, 12/1/29	11,525	11,525
Regional Transportation Auth., VRDN, 3.63%, 6/1/25	21,285	21,285
		86,595
Indiana 3.4%
Eclipse Funding Trust, Municipal Power Agency, VRDN
3.64%, 1/1/32 (2)	17,465	17,465
Indiana Bond Bank, TAN, 4.25%, 1/31/08	5,000	5,005
Indiana HEFA, Ascension Health, VRDN, 3.68%, 11/15/36	10,000	10,000
Indiana HFFA, Ascension Health, 5.00%, 5/1/08	3,500	3,517
		35,987
Iowa 1.3%
Iowa, 4.00%, 6/30/08	13,500	13,557
		13,557
Kansas 1.8%
Kansas DOT, VRDN, 3.60%, 9/1/24	19,325	19,325
		19,325
Louisiana 1.3%
Louisiana, VRDN, 3.67%, 5/1/14 (3)	4,990	4,990
Plaquemines Port Harbor & Terminal Dist., Chevron Corp.
3.85%, 9/1/08 (Tender 9/1/08)	4,000	4,013
Reset Option Certificates Trust II-R, Louisiana Gas & Fuel
VRDN, 3.69%, 5/1/41 (4)	5,000	5,000
		14,003
Maryland 9.0%
Maryland, GO, VRDN, 3.66%, 8/15/11	6,995	6,995
Maryland, GO, VRDN, 3.66%, 2/1/12	6,000	6,000
Maryland Economic Dev. Corp., Providence Center, VRDN
3.58%, 5/3/27	2,000	2,000
Maryland HHEFA, Adventist Healthcare, VRDN, 3.59%, 1/1/35	14,000	14,000
Maryland HHEFA, Archdiocese of Baltimore, VRDN
3.59%, 7/1/37	9,000	9,000
Maryland HHEFA, Charlestown Community, VRDN
3.58%, 1/1/28	5,600	5,600
Maryland HHEFA, Indian Creek School, VRDN, 3.58%, 12/1/29	11,960	11,960
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.38%, 4/7/08	10,000	10,000
Maryland HHEFA, Mercy Ridge, VRDN, 3.61%, 4/1/31	8,110	8,110
Maryland HHEFA, Norwood School, VRDN, 3.63%, 11/1/25	2,025	2,025
Maryland HHEFA, Roland Park Country School, VRDN
3.60%, 6/1/37	9,000	9,000
Montgomery County, GO, TECP, 3.74%, 12/12/07	3,000	3,000
Montgomery County Economic. Dev., Howard Hughes Medical
Institute, VRDN, 3.65%, 10/15/20	8,500	8,500
		96,190
Massachusetts 1.1%
Massachusetts, 6.50%, 8/1/08 (6)	2,010	2,049
Massachusetts Bay Transportation Auth., Sales Tax, VRDN
3.64%, 1/1/28	5,200	5,200
Massachusetts School Building Auth., Sales Tax
5.00%, 8/15/08	2,500	2,523
Massachusetts Water Pollution Abatement Trust, PCR, VRDN
3.64%, 2/1/21	2,000	2,000
		11,772
Michigan 4.1%
Detroit Sewage Disposal, VRDN, 3.65%, 7/1/33 (3)	3,215	3,215
Lehman FR/RI Trust, Detroit Water Supply System, VRDN
3.72%, 7/1/34 (3)	13,280	13,280
Michigan, Federal Highway Revenue, VRDN, 3.67%, 9/15/22 (3)	9,930	9,930
Michigan Building Auth., VRDN, 3.57%, 10/15/40	7,320	7,320
Michigan Municipal Bond Auth., State Revolving Fund, VRDN
3.67%, 10/1/23	5,260	5,260
Univ. of Michigan, VRDN, 3.57%, 4/1/32	5,280	5,280
		44,285
Minnesota 2.7%
Merrill Lynch P-Floats, GO, VRDN, 3.67%, 8/1/26	5,515	5,515
Minneapolis-St. Paul Housing & Redev. Auth., Allina Health
VRDN, 3.65%, 11/15/34 (1)	3,300	3,300
Minnesota, GO, VRDN, 3.66%, 6/1/10	3,990	3,990
Minnesota, GO, VRDN, 3.68%, 10/1/21	4,205	4,205
Minnesota, GO, VRDN, 3.67%, 11/1/26	12,180	12,180
		29,190
Mississippi 0.1%
Jackson County PCR, Chevron Corp., VRDN, 3.65%, 12/1/16	1,000	1,000
		1,000
Missouri 1.2%
Curators Univ. Missouri System Fac., VRDN, 3.66%, 5/1/15	5,245	5,245
Missouri HEFA, 6.35%, 6/1/08 (1)(6)	3,900	3,956
Missouri HEFA, Washington Univ., VRDN, 3.68%, 1/15/37	3,570	3,570
		12,771
Nevada 0.1%
Las Vegas Valley Water Dist., GO, VRDN, 3.65%, 6/1/36	1,150	1,150
		1,150
New Jersey 1.5%
New Jersey, GO, 4.50%, 6/24/08	15,000	15,072
New Jersey Environmental Infrastructure, VRDN, 3.62%, 9/1/17	1,205	1,205
		16,277
New York 0.3%
Westchester County, GO, 3.50%, 11/15/08	3,745	3,752
		3,752
North Carolina 5.0%
Charlotte, City of Bans, GO, TECP, 3.55%, 6/12/08	3,000	3,000
Charlotte, City of Bans, GO, TECP, 3.75%, 2/11/08	2,835	2,835
Charlotte, Cultural Arts Fac., TECP, 3.55%, 6/17/08	1,233	1,233
Charlotte, GO, VRDN, 3.67%, 6/1/10	3,780	3,780
Charlotte-Mecklenberg Hosp. Auth., Carolinas Healthcare - B
VRDN, 3.60%, 1/15/26	2,460	2,460
North Carolina, GO, VRDN, 3.68%, 3/1/23	5,410	5,410
North Carolina Capital Fac. Fin. Agency, VRDN, 3.68%, 10/1/44	6,000	6,000
North Carolina Capital Fac. Fin. Agency, VRDN, 3.68%, 10/1/44	8,884	8,884
Union County, GO, TECP, 3.75%, 12/4/07	4,000	4,000
Univ. of North Carolina, Board of Governors, VRDN
3.68%, 12/1/34	4,630	4,630
Univ. of North Carolina, Board of Governors, Univ. of North
Carolina Chapel Hill, TECP, 3.72%, 1/16/08	5,000	5,000
Winston-Salem, GO, VRDN, 3.66%, 1/1/08	900	900
Winston-Salem Water & Sewer, VRDN, 3.66%, 6/1/37	5,000	5,000
		53,132
Ohio 5.6%
Columbus, GO, VRDN, 3.66%, 9/1/20	4,890	4,890
Cuyahoga County Hosp., Metro Health Systems, VRDN
3.66%, 2/1/35	9,915	9,915
Merrill Lynch P-Floats, GO, VRDN, 3.68%, 3/1/26	2,445	2,445
Ohio, GO, VRDN, 3.60%, 6/15/26	10,000	10,000
Ohio, GO, VRDN, 3.67%, 3/1/14	2,585	2,585
Ohio Air Quality Dev. Auth., FirstEnergy Corp., VRDN
3.64%, 12/1/23	5,000	5,000
Ohio Building Auth., Administration Building, 5.00%, 4/1/08 (3)	1,835	1,844
Ohio Public Fac. Commission, 5.00%, 12/1/12
(Prerefunded 12/1/07) (7)	3,500	3,500
Ohio Turnpike Revenue, VRDN, 3.67%, 2/15/24 (4)	7,960	7,960
Ohio Water Dev. Auth., VRDN, 3.62%, 12/1/34	11,980	11,980
		60,119
Oregon 0.9%
Oregon, Veteran Welfare, GO, VRDN, 3.60%, 6/1/41	9,200	9,200
		9,200
Pennsylvania 1.7%
Pennsylvania, GO, VRDN, 3.66%, 5/1/15	5,000	5,000
Pennsylvania, GO, VRDN, 3.66%, 3/1/23	2,510	2,510
Reset Option Certificates Trust II-R, Philadelphia Water & Sewer
VRDN, 3.69%, 11/1/31 (4)	2,650	2,650
Shippensburg Borough Auth., Bethlehem Area School Dist.
VRDN, 3.61%, 7/1/31 (3)	7,600	7,600
		17,760
South Carolina 1.0%
South Carolina, GO, VRDN, 3.66%, 1/1/10	10,870	10,870
		10,870
South Dakota 2.3%
South Dakota HEFA, Avera Health, VRDN, 3.63%, 7/1/25 (1)	6,050	6,050
South Dakota HEFA, Sioux Valley Hosp. Sanford Health, VRDN
3.63%, 11/1/14	13,335	13,335
South Dakota HEFA, Sioux Valley Hosp. Sanford Health, VRDN
3.63%, 11/1/34	4,760	4,760
		24,145
Tennessee 0.8%
Chattanooga Health Ed. & Housing Fac. Board, Catholic Health
VRDN, 3.60%, 5/1/39	4,050	4,050
Metropolitan Nashville Airport Auth., 6.60%, 7/1/08 (4)	2,000	2,035
Shelby County Health, Ed. & Housing Fac. Board, St. Jude
Children’s Research Hosp., VRDN, 3.66%, 7/1/36	3,000	3,000
		9,085
Texas 17.1%
Dallas Area Rapid Transit, VRDN, 3.64%, 12/1/31 (2)	2,000	2,000
Eclipse Funding, Dallas Area Rapid Transit, VRDN
3.64%, 12/1/32 (2)	4,940	4,940
Eclipse Funding, Northeast, GO, VRDN, 3.64%, 8/1/37	5,000	5,000
Harris County, GO, 5.00%, 8/15/08	1,000	1,009
Harris County, GO, TECP, 3.40%, 3/7/08	510	510
Harris County, GO, TECP, 3.48%, 3/7/08	335	335
Harris County, GO, TECP, 3.48%, 3/7/08	1,260	1,260
Harris County, GO, TECP, 3.55%, 4/11/08	1,200	1,200
Houston Airport, VRDN, 3.68%, 7/1/30 (3)	2,995	2,995
Houston Higher Ed. Fin. Corp., Rice Univ.
VRDN, 3.68%, 5/15/47	5,392	5,392
Houston Independent School Dist., GO, 3.77%, 6/15/31
(Tender 6/15/08)	4,000	4,000
Lehman Municipal Trust, Transportation Commission, VRDN
3.72%, 4/1/25	7,000	7,000
Merrill Lynch P-Floats, GO, VRDN, 3.86%, 4/1/34	5,005	5,005
Northeast Independent School Dist., GO, VRDN
3.66%, 8/1/32	5,200	5,200
North Texas Tollway Auth., 5.00%, 1/1/18 (Tender 7/1/08) (3)	2,575	2,593
North Texas Tollway Auth., BAN, 4.125%, 11/19/08	30,000	30,000
Northwest Independent School Dist., GO, VRDN
3.66%, 2/15/27	2,600	2,600
San Antonio, GO, 4.00%, 8/1/08	12,130	12,180
Tarrant County Cultural Ed. Fac. Corp., Christus Health, VRDN
3.59%, 7/1/47 (1)	20,000	20,000
Texas, GO, VRDN, 3.66%, 4/1/35	2,500	2,500
Texas, Tax & Revenue, GO, 4.50%, 8/28/08	42,000	42,245
Texas A&M Univ. System, Permanent Fund, VRDN
3.66%, 7/1/36	5,610	5,610
Texas Transportation Commission, VRDN, 3.67%, 4/1/26	5,195	5,195
Texas Turnpike Auth., BAN, 4.00%, 6/1/08	2,000	2,003
UBS Municipal CRVS Trust, Transportation Commission, VRDN
3.66%, 5/1/15	4,000	4,000
Univ. of Texas System, Permanent Fund, VRDN, 3.62%, 1/1/20	4,000	4,000
Univ. of Texas System, Permanent Fund, VRDN, 3.66%, 7/1/35	3,600	3,600
		182,372
Utah 2.8%
Intermountain Power Agency, 3.51%, 7/1/15
(Tender 3/17/08) (2)	14,000	14,000
Intermountain Power Agency, 3.64%, 7/1/14
(Tender 3/17/08) (2)	12,000	12,000
Intermountain Power Agency, TECP, 3.75%, 12/6/07	2,000	2,000
Intermountain Power Agency, TECP, 3.78%, 2/6/08	1,700	1,700
		29,700
Vermont 1.6%
Vermont Ed. & Health Buildings Fin. Agency, Middlebury
College, 3.70%, 5/1/28 (Tender 5/1/08)	9,725	9,730
Vermont Ed. & Health Buildings Fin. Agency, Middlebury
College, VRDN, 3.68%, 10/31/46	6,866	6,866
		16,596
Virginia 2.8%
Fairfax County, Redev. & Housing Auth., BAN, 3.625%, 10/9/08	10,000	10,027
Merrill Lynch P-Floats, GO, VRDN, 3.70%, 6/1/17	6,185	6,185
Virginia Beach, GO, VRDN, 3.67%, 9/15/26	5,020	5,020
Virginia College Building Auth., Public Higher Ed. Fin.
4.00%, 9/1/08	1,970	1,978
Virginia Public School Auth., GO, 5.00%, 8/1/08	7,000	7,073
		30,283
Washington 2.4%
Energy Northwest, VRDN, 3.67%, 7/1/18 (1)	3,790	3,790
Port of Seattle, VRDN, 3.66%, 12/1/23 (1)	2,145	2,145
Port of Seattle, VRDN, 3.68%, 7/1/33 (1)	4,345	4,345
Seattle Washington, GO, VRDN, 3.66%, 4/1/15	5,930	5,930
Washington, GO, VRDN, 3.66%, 7/1/12 (1)	8,985	8,985
		25,195
Wisconsin 0.1%
Wisconsin, Clean Water, 4.00%, 6/1/08	1,070	1,073
		1,073
Wyoming 0.1%
Uinta County Pollution Control, Chevron Corp., VRDN
3.65%, 12/1/22	1,400	1,400
		1,400

Total Municipal Securities (Cost $1,083,739)		1,083,739
Total Investments in Securities
101.5% of Net Assets (Cost $1,083,739)		$1,083,739

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by AMBAC Assurance Corp.
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $400 and represents 0.0% of net assets.
(6)	Escrowed to maturity
(7)	Prerefunded date is used in determining portfolio maturity.
BAN	Bond Anticipation Note
DOT	Department of Transportation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification: such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are in integral part of this Portfolio of Investments.

T. Rowe Price Tax-Exempt Money Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $1,083,739,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2008